Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Issued common shares at beginning of period	71,718,706	67,926,256	71,218,706	64,676,256
Effect of shares issued	10,989	509,483	445,055	3,068,304
Weighted average number of common shares outstanding - basic	71,729,695	68,435,739	71,663,761	67,744,560
Weighted average number of shares outstanding - diluted	71,729,695	68,435,739	71,663,761	67,744,560